Schedule of Investments - InfraCap MLP ETF

January 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 127.0%
Energy - 127.0%
BP PLC (United Kingdom)(1)	36	$1,304
Cheniere Energy Partners LP(2)	121,074	6,607,008
Cheniere Energy, Inc.(3)	59,435	9,081,074
Crestwood Equity Partners LP(2)	851,794	22,913,259
DCP Midstream LP(2)	181,928	7,648,253
Delek Logistics Partners LP	97,916	4,953,571
Enbridge, Inc. (Canada)	2,692	110,291
Energy Transfer LP(2)	4,500,080	59,761,062
EnLink Midstream LLC*(2)	1,215,835	15,465,421
Enterprise Products Partners LP(2)(3)	1,719,973	44,031,309
Genesis Energy LP(2)	505,014	5,701,608
Hess Midstream LP Class A	91,108	2,813,415
Holly Energy Partners LP(2)	296,454	5,591,123
Kinder Morgan, Inc.	82,957	1,518,113
Magellan Midstream Partners LP(2)	495,278	26,447,845
Marathon Petroleum Corp.	8,126	1,044,354
MPLX LP(2)	1,247,463	43,561,408
New Fortress Energy, Inc.	56,100	2,176,119
NuStar Energy LP(2)	2,065,892	34,603,691
ONEOK, Inc.	4,086	279,809
Phillips 66	4,056	406,695
Plains All American Pipeline LP(2)	3,860,150	48,097,469
Targa Resources Corp.(3)	103,317	7,750,841
TC Energy Corp. (Canada)	2,080	89,731
Western Midstream Partners LP(2)	1,359,609	36,736,635
Williams Cos., Inc. (The)(3)	175,787	5,667,373
Total Energy		393,058,781
Total Common Stocks
(Cost $289,227,572)		393,058,781
PREFERRED STOCK - 0.4%
Energy - 0.4%
Crestwood Equity Partners LP, 9.25%
(Cost $1,266,503)	136,212	1,272,220

TOTAL INVESTMENTS - 127.4%
(Cost $290,494,075)		394,331,001
Liabilities in Excess of Other Assets - (27.4)%		(84,745,597)
Net Assets - 100.0%		$309,585,404

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS - (0.1)%
Written Call Options
Cheniere Energy, Inc., Expires 02/17/23, Strike Price $180.00	(1,100)	(11)	$(66)
Cheniere Energy, Inc., Expires 03/03/23, Strike Price $175.00	(33,000)	(330)	(21,450)
Enterprise Products Partners LP, Expires 03/10/23, Strike Price $27.00	(103,000)	(1,030)	(10,300)
Enterprise Products Partners LP, Expires 03/17/23, Strike Price $27.00	(100,000)	(1,000)	(12,000)
Targa Resources Corp., Expires 02/17/23, Strike Price $85.00	(10,000)	(100)	(300)
Targa Resources Corp., Expires 03/17/23, Strike Price $85.00	(51,000)	(510)	(24,225)
Targa Resources Corp., Expires 04/21/23, Strike Price $85.00	(1,000)	(10)	(1,125)
Williams Cos., Inc. (The), Expires 02/10/23, Strike Price $32.00	(51,000)	(510)	(32,640)
Williams Cos., Inc. (The), Expires 02/17/23, Strike Price $32.00	(51,000)	(510)	(40,800)
Williams Cos., Inc. (The), Expires 02/17/23, Strike Price $33.00	(50,000)	(500)	(15,000)
Written Put Options
Energy Transfer LP, Expires 02/03/23, Strike Price $12.50	(100,000)	(1,000)	(1,000)
Energy Transfer LP, Expires 02/10/23, Strike Price $12.50	(20,000)	(200)	(1,600)
Enterprise Products Partners LP, Expires 02/03/23, Strike Price $25.50	(103,000)	(1,030)	(22,660)
Enterprise Products Partners LP, Expires 02/10/23, Strike Price $25.50	(102,000)	(1,020)	(30,600)
ONEOK, Inc., Expires 02/17/23, Strike Price $62.50	(62,000)	(620)	(16,120)
ONEOK, Inc., Expires 03/17/23, Strike Price $62.50	(41,000)	(410)	(36,900)
Plains All American Pipeline LP, Expires 02/10/23, Strike Price $12.50	(101,000)	(1,010)	(30,300)
Williams Cos., Inc. (The), Expires 02/17/23, Strike Price $31.00	(101,000)	(1,010)	(25,250)
Total Written Options - (0.1)%
(Premiums Received $296,144)			$(322,336)

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at January 31, 2023 was $307,556,859.
(3)	Subject to written call options.

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$393,058,781	$—	$—	$393,058,781
Preferred Stock	1,272,220	—	—	1,272,220
Total	$394,331,001	$—	$—	$394,331,001
Liability Valuation Inputs
Written Options	$321,970	$366	$—	$322,336
Total	$321,970	$366	$—	$322,336